Long-term debt - Debt Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 1,526
2017	2,872
2018	2,432
2019	2,817
2020	1,014
2021 and thereafter	0
Total debt principal	$ 10,661	$ 12,620